Results for the year - Net sales and rebates - Narrative (Details) kr in Millions, $ in Billions	1 Months Ended	12 Months Ended
	Feb. 04, 2026 USD ($)	Dec. 31, 2025 DKK (kr) wholesaler	Dec. 31, 2025 USD ($) wholesaler	Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 DKK (kr)
Disclosure of geographical areas [line items]
Other provisions		kr 6,104		kr 7,271	kr 5,717
Number of major wholesalers distributing products | wholesaler		3	3
Net sales expected to be recognised in next 12 months		kr 4,139		3,753
Net sales expected to be recognised thereafter		3,193		kr 5,822
240B Statutory Discounts
Disclosure of geographical areas [line items]
Decrease in other provisions | $			$ 0.4
Other provisions		kr 4,200
Reversal of Provision for Legal Uncertainty
Disclosure of geographical areas [line items]
Other reversals of provisions | $	$ 4.2
Reversal of Provision for Legal Uncertainty | 240B Statutory Discounts
Disclosure of geographical areas [line items]
Other reversals of provisions | $	$ 4.2
Wholesaler 1
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)		23.00%	23.00%	23.00%	22.00%
Wholesaler 2
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)		18.00%	18.00%	17.00%	17.00%
Wholesaler 3
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)		14.00%	14.00%	17.00%	15.00%
North America Operations
Disclosure of geographical areas [line items]
Rebates (as a percent of gross sales)		70.00%	70.00%	69.00%	74.00%
USA
Disclosure of geographical areas [line items]
Number of major wholesalers distributing products | wholesaler		3	3
USA | US Managed Care and Medicare
Disclosure of geographical areas [line items]
Period to settle		100 days	100 days
USA | US wholesaler charge-backs | Non-government customers
Disclosure of geographical areas [line items]
Period to settle		30 days	30 days
USA | US Medicaid rebates | Government customers
Disclosure of geographical areas [line items]
Period to settle		150 days	150 days
USA | Other
Disclosure of geographical areas [line items]
Rebates, sales discounts, returns and allowances, goods		kr 394,631		kr 367,039	kr 357,928